UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                ------------------------

Check here if Amendment [ ]; Amendment Number:
                                               -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Peloton Partners LLP
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Address:   17 Broadwick Street
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           London, United Kingdom  W1F ODJ
           --------------------------------------------------

Form 13F File Number:     028-12176
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Geoffrey Grant
           --------------------------------------------------
Title:     Chief Investment Officer
           --------------------------------------------------
Phone:     44-207-317-9500
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Geoffrey Grant          London, United Kingdom         08/14/07
       ------------------------   ------------------------------  ----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        38
                                               -------------

Form 13F Information Table Value Total:        198,076
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                                  FORM 13F INFORMATION TABLE

------------------------------ ---------------- ---------- -------- ----------------------- ---------- ---------- -----------------
                                                            VALUE    SHRS OR   SH/  PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN  CALL DISCRETION  MANAGERS    SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- ----------  ---- ---- ---------- --------- --------- ------ ----

ACCREDITED HOME LENDRS HLDG    COM              00437P107   1,397      99,970   SH         SOLE        0         99,970  0     0
AMERICREDIT CORP               COM              03060R101   5,075     190,000   SH         SOLE        0        190,000  0     0
ALLERGAN INC                   COM              018490102  16,062     277,600   SH         SOLE        0        277,600  0     0
AMGEN INC                      COM              031162100     592      10,700   SH         SOLE        0         10,700  0     0
AMGEN INC                      NOTE 0.125% 2/0  031162AN0  15,000  15,000,000   PRN        SOLE        0     15,000,000  0     0
AMYLIN PHARMACEUTICALS INC     NOTE 3.000% 6/1  032346AE8   1,000   1,000,000   PRN        SOLE        0      1,000,000  0     0
BOYD GAMING CORP               COM              103304101   1,592      31,800   SH         SOLE        0         31,800  0     0
CADIZ INC                      COM NEW          127537207  29,326   1,134,478   SH         SOLE        0      1,134,478  0     0
CERIDIAN CORP NEW              COM              156779100   1,925      55,000   SH         SOLE        0         55,000  0     0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109   8,448     234,200   Sh         SOLE        0        234,200  0     0
ESPEED INC                     CL A             296643109   1,647     187,800   Sh         SOLE        0        187,800  0     0
FIELDSTONE INVT CORP           COM              31659U300     654     176,549   SH         SOLE        0        176,549  0     0
FORD MTR CO DEL                NOTE 4.250%12/1  345370CF5  15,000  15,000,000   PRN        SOLE        0     15,000,000  0     0
FPL GROUP INC                  COM              302571104   1,888      33,000   SH         SOLE        0         33,000  0     0
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107   2,637      65,800   SH         SOLE        0         65,800  0     0
HERTZ GLOBAL HOLDINGS INC      COM              42805T105   1,540      58,000   SH         SOLE        0         58,000  0     0
INSITUFORM TECHNOLOGIES INC    CL A             457667103     903      40,000   SH         SOLE        0         40,000  0     0
INFOUSA INC NEW                COM              456818301     524      50,000   SH         SOLE        0         50,000  0     0
KIMBERLY CLARK CORP            CALL             494368903             200,000   SH  Call   SOLE        0        200,000  0     0
KRAFT FOODS INC                CL A             50075N104   6,428     181,000   SH         SOLE        0        181,000  0     0
MIDAS GROUP INC                COM              595626102   1,531      66,400   SH         SOLE        0         66,400  0     0
MOLSON COORS BREWING CO        2.500% 7/3       60871RAA8   5,000   5,000,000   PRN        SOLE        0      5,000,000  0     0
MOTOROLA INC                   COM              620076109   8,577     483,100   SH         SOLE        0       483,1000  0     0
MORGAN STANLEY                 COM NEW          617446448   4,302      51,010   SH         SOLE        0         51,010  0     0
NORTEL NETWORKS CORP NEW       COM NEW          656568508     447      18,300   SH         SOLE        0         18,300  0     0
PRIDE INTL INC DEL             COM              74153Q102   8,621     228,200   SH         SOLE        0        228,200  0     0
PINNACLE AIRL CORP             COM              723443107   1,924     102,951   SH         SOLE        0        102,951  0     0
PINNACLE AIRL CORP             3.250% 2/1       723443AB3  12,950  12,950,000   PRN        SOLE        0     12,950,000  0     0
REGIONAL BK HOLDRS TR          DEPOSITORY RCPT  75902E100   2,104      13,475   SH         SOLE        0         13,475  0     0
SOUTHWEST AIRLS CO             COM              844741108     991      66,445   SH         SOLE        0         66,445  0     0
SPECTRA ENERGY CORP            COM              847560109   5,179     200,000   SH         SOLE        0        200,000  0     0
STIFEL FINL CORP               COM              860630102   3,307      54,839   SH         SOLE        0         54,839  0     0
TIFFANY & CO NEW               COM              886547108   3,112      58,000   SH         SOLE        0         58,000  0     0
TIME WARNER INC                COM              887317105   1,946      91,000   SH         SOLE        0         91,000  0     0
MRU HLDGS INC                  COM              55348A102   1,902     300,000   SH         SOLE        0        300,000  0     0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209   3,704     110,000   SH         SOLE        0        110,000  0     0
WYETH                          COM              983024100  17,525     305,800   SH         SOLE        0        305,800  0     0
YAHOO INC                      COM              984332106   3,520     130,000   SH         SOLE        0        130,000  0     0

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